SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 22,685,702		$ (950,202)
Fair Value, Net Asset (Liability)	453,526,973		422,932,971
Investments in U.S. Treasury notes	88,701,332		72,137,475
Financial Instruments, Owned, US Government and Agency Obligations, at Fair Value	308,402,203		321,235,987
Financial Instruments, Owned, at Fair Value	397,103,535		393,373,462
Net unrealized appreciation on open futures and forward currency contracts	22,685,702		1,066,071
Net unrealized depreciation on open futures and forward currency contracts			(2,016,273)
Unrealized Gain (Loss) on Derivatives	22,685,702		(950,202)
Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	20,480,419		35,062
Forward Contracts [Member] | Over-the-Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative forward currency contract	2,205,283		(985,264)
Currencies [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	32,613		13,848
Energy Related Derivative [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	7,123,301		1,800,611
Commodity Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	299,446		105,702
Interest Rate Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	13,161,165		(3,181,786)
Livestock Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(25,990)		(1,040)
Metal Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	138,124		439,232
Softs Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(124,566)		(40,540)
Stock Indices Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(123,674)		899,035
US Treasury Notes Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value	397,103,535		393,373,462
Money Market Funds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value	33,737,736	[1]	30,509,711	[2]
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	20,480,419		35,062
Fair Value, Net Asset (Liability)	451,321,690		423,918,235
Fair Value, Inputs, Level 1 [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	20,480,419		35,062
Fair Value, Inputs, Level 1 [Member] | Forward Contracts [Member] | Over-the-Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative forward currency contract
Fair Value, Inputs, Level 1 [Member] | Currencies [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	32,613		13,848
Fair Value, Inputs, Level 1 [Member] | Energy Related Derivative [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	7,123,301		1,800,611
Fair Value, Inputs, Level 1 [Member] | Commodity Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	299,446		105,702
Fair Value, Inputs, Level 1 [Member] | Interest Rate Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	13,161,165		(3,181,786)
Fair Value, Inputs, Level 1 [Member] | Livestock Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(25,990)		(1,040)
Fair Value, Inputs, Level 1 [Member] | Metal Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	138,124		439,232
Fair Value, Inputs, Level 1 [Member] | Softs Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(124,566)		(40,540)
Fair Value, Inputs, Level 1 [Member] | Stock Indices Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts	(123,674)		899,035
Fair Value, Inputs, Level 1 [Member] | US Treasury Notes Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value	397,103,535		393,373,462
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value	33,737,736	[1]	30,509,711	[2]
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	2,205,283		(985,264)
Fair Value, Net Asset (Liability)	2,205,283		(985,264)
Fair Value, Inputs, Level 2 [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Forward Contracts [Member] | Over-the-Counter [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative forward currency contract	2,205,283		(985,264)
Fair Value, Inputs, Level 2 [Member] | Currencies [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Energy Related Derivative [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Commodity Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Livestock Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Metal Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Softs Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | Stock Indices Contract [Member] | Future [Member] | Exchange Traded [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total exchange-traded futures contracts
Fair Value, Inputs, Level 2 [Member] | US Treasury Notes Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Investment Owned, at Fair Value		[1]		[2]

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.
[2]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.